OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS.
Prepaid expenses and deposits	$ 2,017	$ 3,569
Reimbursement rights (note 10(a))	1,918	1,918
Other current assets	343	193
Total other current assets	$ 4,278	$ 5,680